LOANS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2025
Financing Receivable, Allowance for Credit Loss [Line Items]
Schedule of Loans Receivable, Current And Non-Current
Loans Receivable, Current and Non-current

(in thousands)	September 30, 2025	December 31, 2024
Loans receivable	$635,919	$476,620
Loans receivable, non-current	7,300	—
Less: allowance for credit loss	(548)	—
Loans receivable, current and non-current	$642,671	$476,620

(in thousands)	September 30, 2025	December 31, 2024
Loans payable	$316,916	$510,718

(in thousands)	September 30, 2025	December 31, 2024
Assets posted as collateral — Digital assets	$166,490	$194,306
Less: Allowance for credit losses	(446)	(554)
Assets posted as collateral associated with digital asset loans payable	$166,044	$193,752

Schedule of Outstanding Loans Receivable to be Repaid
Loans receivable are scheduled to be repaid during the following periods:

(in thousands)	Amounts
2025	$576,114
2026	60,293
2027	1,088
2028	3,688
2029	1,188
2030	300
Loans receivable, current and non-current	$642,671

Schedule of Collateral Payable Associated With Loans Receivable, Current
Collateral Payable Associated with Loans Receivable, Current and Non-current

(in thousands)	September 30, 2025	December 31, 2024
Collateral payable — Digital assets	$881,476	$620,633
Collateral payable — Cash	—	—
Collateral payable associated with loans receivable, current and non-current	$881,476	$620,633

Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Schedule of Loans Receivable, Current And Non-Current
Loans receivable, current and non-current

(in thousands)	December 31, 2024	December 31, 2023
Loans receivable	$476,620	$377,105
Loans receivable, non-current	—	10,259
Loans receivable, current and non-current	$476,620	$387,364

(in thousands)	December 31, 2024	December 31, 2023
Loans payable	$510,718	$93,069

(in thousands)	December 31, 2024	December 31, 2023
Assets posted as collateral - Digital intangible assets	$194,306	$67,767
Less: Allowance for credit losses	(554)	—
Assets posted as collateral associated with digital asset loans payable	$193,752	$67,767

Schedule of Outstanding Loans Receivable to be Repaid	The outstanding loans receivable are scheduled to be repaid during the following periods:

(in thousands)	Amounts
2025	$476,620
Loans receivable, current and non-current	$476,620

Schedule of Collateral Payable Associated With Loans Receivable, Current
Collateral payable associated with loans receivable, current

(in thousands)	December 31, 2024	December 31, 2023
Collateral payable — Digital assets	$620,633	$444,839
Collateral payable — Cash	—	—
Collateral payable associated with loans receivable, current	$620,633	$444,839